SHAREHOLDERS' EQUITY - (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jul. 11, 2024	Jan. 16, 2023	Jan. 01, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate ordinary shares repurchase	$ 15,672,600
Shares repurchase, shares	7,661,359	9,857,092	10,324,181
Shares repurchase, value	$ 1,299,900	$ 1,287,600	$ 1,299,900
Weighted average fair value granted under options	$ 51.7	$ 43	$ 34.6
Total intrinsic value of options exercised	$ 81,000	$ 20,000	$ 32,900
Total fair value of restricted stock units vested	158,400	$ 96,100	$ 89,400
Unrecognized compensation expense	$ 292,980
Unrecognized compensation expense expected period of recognition (in years)	1 year 10 months 13 days
Options to purchase ordinary shares reserved for issuance	11,658,555
Share based compensation arrangement by share based payment award equity instruments other than options non vested number	2,504,773	2,767,969
Options In The Money
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation arrangement by share based payment award options nonvested number of shares	5,712,254	7,233,044
Share Repurchase Program
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Authorized amount under share repurchase programs per quarter				$ 2,000,000
Authorized amount under share repurchase programs				$ 325,000
Employee Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares issued	3,038,184
Percentage of salary to purchase Ordinary shares	15.00%
Ordinary shares per employee, maximum	1,250
Price of Ordinary shares purchased under ESPP, percentage of lower of fair market value of Ordinary share on subscription date of each offering period or on purchase date	85.00%
Purchase of Ordinary shares by employees	381,859	405,458	372,242
Average price per share purchased by employees	$ 124.8	$ 105.8	$ 103.5
Compensation expense recognized	$ 13,700	$ 11,400	$ 9,900
US ESPP
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options to purchase ordinary shares reserved for issuance						568,478
Number of shares available under ESPP					700,000	750,000
Rest of the World ESPP
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options to purchase ordinary shares reserved for issuance					1,796,795	1,096,795
RSU and PSU
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-Average Grant Date Fair Value Per Share, Granted	$ 161	$ 125.6	$ 126.3
Aggregate number of shares, stock options	116,585,550
RSU and PSU | Equity Incentive Plans
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years
Reserved and Authorized Shares, percent of ordinary shares issued and outstanding at year end	10.00%